Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

On November 1, 2020, the Company entered into a Second Amended and Restated Entrepreneur Client License Agreement (the “Amendment”) with Delaware Innovation Space, Inc. (“DISI”) to amend the Amended and Restated Entrepreneur Client License Agreement dated June 1, 2020 (the “Original Agreement”) relating to the Company’s office and laboratory space in Wilmington, Delaware. The Amendment provides for the expansion of the premises by approximately 8,800 rentable square feet (the “Expansion Space”). Upon inclusion of the Expansion Space, the Company will license approximately 19,800 rentable square feet of office space (the “Premises”) from DISI (the “License”). Pursuant to the Amendment, the initial term of the License is twenty-six months commencing on November 1, 2020 and terminating on December 31, 2022 (the “Initial Term”).

The total base license fee for the Premises through the Initial Term is expected to be $3.0 million (the “License Fee”). The Company has an option to renew the License for twelve months commencing on January 1, 2023 at a monthly renewal license fee increased by 5.0% for a total of $1.4 million payable during the renewal term.

Pursuant to the Amendment, the Company was granted a right of first offer (the “ROFO”) in connection with certain licensable additional space on the Premises that becomes vacant prior to October 31, 2021 (“Available ROFO Space”). If the Company exercises its ROFO, the Company will pay to DISI an increased monthly license fee not to exceed $0.2 million per month at any time during the Initial Term. As consideration for the ROFO, the Company paid DISI a one-time payment of $0.2 million.

11. Subsequent Events

In preparing the financial statements as of and for the year ended December 31, 2019, the Company evaluated subsequent events for recognition and measurement purposes through July 23, 2020, the date the financial statements were originally issued, and through September 21, 2020, the date the revised financial statements were issued.

Equity Transactions

In March 2020, the Company’s Series B investors exercised their Future Tranche Right and purchased 7,628,846 shares of Series B for net proceeds of approximately $29.9 million.

In August 2020, the Company’s existing Convertible Preferred Stock investors as well as a new investor purchased 3,443,612 shares of Series C convertible preferred stock at a price of $14.5197 per share for net proceeds of approximately $49.9 million.

Reverse Stock Split

In September 2020, the Company effected a one-for-1.1566 reverse stock split of its common stock and convertible preferred stock. No fractional shares were issued in connection with the reverse stock split. Any fractional share resulting from the reverse stock split was rounded down to the nearest whole share, and in lieu of any fractional shares, the Company will pay in cash to the holders of such fractional shares an amount equal to the fair value, as determined by the board of directors, of such fractional shares. All common stock, convertible preferred stock, per share and related information presented in the financial statements and accompanying notes have been retroactively adjusted to reflect the reverse stock split.

Increase in Authorized Shares of Common Stock and Preferred Stock; Creation of Non-Voting Common Stock

In August 2020, the Company effected an increase in the number of authorized shares of its common stock from 42,000,000 shares to 58,850,259 shares, including 12,850,259 shares of the common stock that are non-voting and are designated as “non-voting common stock,” with the remaining 46,000,000 shares of the common stock designated as “voting common stock,” and effected an increase in the number of authorized shares of its Convertible Preferred Stock from 32,074,008 shares to 35,221,066 shares, of which 4,000,000 shares were designated as Series C. In September 2020, the Company approved another increase in the number of authorized voting common stock, to be effective immediately prior to the completion of the Company’s IPO, from 46,000,000 shares to 487,149,741 shares.

The holders of the voting common stock are entitled to one vote for each share of voting common stock held at all meetings of stockholders. Except as otherwise required by law, the holders of non-voting common stock shall not be entitled to vote at any meetings of stockholders (or written actions in lieu of meetings) and the shares of non-voting common stock shall not be included in determining the number of shares voting or entitled to vote on any matter. Unless required by law, there shall be no cumulative voting. Any holder of non-voting common stock may elect to convert each share of non-voting common stock into one fully paid and non-assessable share of voting common stock at any time by providing written notice to the Company; provided, however, that such shares of non-voting common stock may only be converted by each investors into shares of voting common stock during such time or times as immediately prior to or as a result of such conversion would not result in the holder(s) thereof being a beneficial owner (for purposes of Section 13(d) of the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder.

Coronavirus Pandemic

On March 10, 2020, the World Health Organization characterized the novel COVID-19 virus as a global pandemic. There is significant uncertainty as to the likely effects of this disease which may, among other things, materially impact the Company’s planned clinical trials. This pandemic or outbreak could result in difficulty securing clinical trial site locations, CROs, and/or trial monitors and other critical vendors and consultants supporting the trial. In addition, outbreaks or the perception of an outbreak near a clinical trial site location could impact the Company’s ability to enroll patients. These situations, or others associated with COVID-19, could cause delays in the Company’s clinical trial plans and could increase expected costs, all of which could have a material adverse effect on the Company’s business and its financial condition. At the current time, the Company is unable to quantify the potential effects of this pandemic on its future financial statements.